Commitments and Contingencies - Schedule of Minimum Amounts due for Non-Cancelable Leases (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Operating
2017	$ 65,271
2018	55,454
2019	49,186
2020	34,093
2021	28,937
Thereafter	112,889
Total minimum payments	345,830
Capital
2017	13,707
2018	7,187
2019	6,848
2020	6,014
2021	5,295
Thereafter	9,294
Total minimum payments	48,345
Less amount representing interest	(13,127)
Capitalized lease obligation	35,218
Total
2017	78,978
2018	62,641
2019	56,034
2020	40,107
2021	34,232
Thereafter	122,183
Total minimum payments	$ 394,175